UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   3/31/13

Item 1.  Reports to Stockholders.

EQUINOX CAMPBELL Strategy fund

Class a shares: EBSAX

Class I shares: EBSIX

Class P Shares: EBSPX

Semi - Annual Report

March 31, 2013

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox Campbell Strategy Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2013, as compared to its benchmark:

Start of Performance ** -
March 31, 2013
Equinox Campbell Strategy Fund
Class A	0.70%
Class A with Load	(5.09)%
Class I	0.70%
Class P	0.80%
BTOP 50 Index ***	1.31%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is March 4, 2013. Start of performance is March 8, 2013.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	8.3%
Other/Cash & Cash Equivalents less Liabilities	91.7%
100.0%

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares		Value
EXCHANGE TRADED FUNDS - 8.3%
DEBT FUNDS - 8.3%
	1,200	Vanguard Short-Term Bond ETF (Cost - $97,200)	$ 97,188

		TOTAL INVESTMENTS - 8.3% (Cost $97,200) (a)	$ 97,188
		OTHER ASSETS LESS LIABILITIES - NET - 91.7%	1,079,744
		TOTAL NET ASSETS - 100.0%	$ 1,176,932

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $97,200 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(12)
		Net unrealized depreciation:	$ (12)

Unrealized
Appreciation
SWAP +

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Campbell & Company, Inc. ("Campbell") calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Campbell that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on March 7, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.35% fee to Deutsche Bank accrued on the notional level of the swap. (Notional Value $182,000)

$ 653

+	All or a portion of this investment is a holding of Equinox Campbell Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 97,200
At value	$ 97,188
Swap margin balance	30,600
Cash	1,095,786
Unrealized appreciation on swap contract	653
Receivable due from Advisor	3,508
Dividends and interest receivable	1
Prepaid expenses and other assets	3
TOTAL ASSETS	1,227,739

LIABILITIES
Payable for investments purchased	48,600
Fees payable to other affiliates	1,081
Distribution (12b-1) fees payable	11
Accrued expenses and other liabilities	1,115
TOTAL LIABILITIES	50,807
NET ASSETS	$ 1,176,932

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 1,176,362
Accumulated net investment loss	(71)
Net unrealized appreciation on investments and swap contracts	641
NET ASSETS	$ 1,176,932

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2013 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 158,241
Shares of beneficial interest outstanding	15,707
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.07
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$ 10.68

Class I Shares:
Net Assets	$ 1,002,433
Shares of beneficial interest outstanding	99,540
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.07

Class P Shares:
Net Assets	$ 16,258
Shares of beneficial interest outstanding	1,613
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.08

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended March 31, 2013 (a) (Unaudited)

INVESTMENT INCOME
Interest	$ 1

EXPENSES
Investment advisory fees	34
Distribution (12b-1) fees
Class A	9
Class P	2
Professional fees	1,457
Accounting services fees	775
Transfer agent fees	482
Printing and postage expenses	306
Custodian fees	184
Compliance officer fees	94
Trustees fees and expenses	88
Administrative services fees	8
Other expenses	175
TOTAL EXPENSES	3,614

Less: Fees waived/reimbursed by the Advisor	(3,542)

NET EXPENSES	72
NET INVESTMENT LOSS	(71)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on:
Investments	(12)
Swap contract	653
641

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 570
(a) The Equinox Campbell Strategy Fund commenced operations March 4, 2013

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
March 31, 2013 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (71)
Net change in unrealized appreciation on
investments and swap contract	641
Net increase in net assets resulting from operations	570
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	156,895
Class I	1,003,334
Class P	16,133
Net increase in net assets from shares of beneficial interest	1,176,362

TOTAL INCREASE IN NET ASSETS	1,176,932

NET ASSETS
Beginning of Period	-
End of Period*	$ 1,176,932
*Includes accumulated net investment loss of:	$ (71)

SHARE ACTIVITY
Class A:
Shares Sold	15,707
Net increase in shares of beneficial interest outstanding	15,707

Class I:
Shares Sold	99,540
Net increase in shares of beneficial interest outstanding	99,540

Class P:
Shares Sold	1,613
Net increase in shares of beneficial interest outstanding	1,613

(a) The Equinox Campbell Strategy Fund commenced operations March 4, 2013.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A
		Period Ended
		March 31, 2013 (1)
		(Unaudited)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.01)
	Net realized and unrealized
	gain on investments and swap	0.08
Total from investment operations		0.07

Net asset value, end of period		$ 10.07

Total return (5)		0.70%

Net assets, at end of period (000's)		$ 158

Ratio of gross expenses to average
	net assets (3)(4)(6)	68.20%
Ratio of net expenses to average
	net assets (4)(6)	1.60%
Ratio of net investment loss
	to average net assets (4)(7)	(1.59)%

Portfolio Turnover Rate (5)		0%

(1)	The Equinox Campbell Strategy Fund commenced operations on March 4, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I
		Period Ended
		March 31, 2013 (1)
		(Unaudited)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.01)
	Net realized and unrealized
	gain on investments and swap	0.08
Total from investment operations		0.07

Net asset value, end of period		$ 10.07

Total return (5)		0.70%

Net assets, at end of period (000's)		$ 1,002

Ratio of gross expenses to average
	net assets (3)(4)(6)	137.15%
Ratio of net expenses to average
	net assets (4)(6)	1.10%
Ratio of net investment loss
	to average net assets (4)(7)	(0.89)%

Portfolio Turnover Rate (5)		0%

(1)	The Equinox Campbell Strategy Fund commenced operations on March 4, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in
	which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class P
		Period Ended
		March 31, 2013 (1)
		(Unaudited)
Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.01)
	Net realized and unrealized
	gain on investments and swap	0.09
Total from investment operations		0.08

Net asset value, end of period		$ 10.08

Total return (5)		0.80%

Net assets, at end of period (000's)		$ 16

Ratio of gross expenses to average
	net assets (3)(4)(6)	87.60%
Ratio of net expenses to average
	net assets (4)(6)	1.35%
Ratio of net investment loss
	to average net assets (4)(7)	(1.35)%

Portfolio Turnover Rate (5)		0%

(1)	The Equinox Campbell Strategy Fund commenced operations on March 4, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.

ORGANIZATION

The Equinox Campbell Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund began operations on March 4, 2013.  The Fund currently offers Class A, Class I, and Class P shares. The investment objective of the Fund is to achieve long term capital appreciation.

The Fund currently offers Class A, Class I and Class P shares.  Class I and Class P shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Equinox Campbell Strategy Fund

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 97,188	$ -	$ -	$ 97,188
Swap Contract	-	653	-	653
Total	$ 97,188	$ 653	$ -	$ 97,841

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Equinox Campbell Strategy Fund

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Consolidation of Subsidiaries – The Consolidated Financial Statements of the Fund include the accounts of Equinox Campbell Strategy Fund Limited (“EPS-CFC”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may each invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

EPS-CFC utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EPS-CFC is as follows:

	Inception Date of EPS-CFC	EPS-CFC Net Assets at March 31, 2013	% Of the Fund's Total Net Assets at March 31, 2013
EPS-CFC	3/4/2013	$ 284,753	24.19%

For tax purposes, EPS-CFC is an exempted Cayman investment company. EPS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EPS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, EPS-CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equinox Campbell Strategy Fund

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox Campbell Strategy Fund

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Equinox Campbell Strategy Fund

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $97,200 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 28, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.60%, 1.10%, and 1.35% per annum of the Fund’s average daily net assets for Class A, Class I, and Class P shares, respectively. For the period ended March 31, 2013, the Advisor waived fees in the amount of $34 and reimbursed expenses in the amount of $3,508.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's operating expenses are subsequently less than 1.60%, 1.10%, and 1.35% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.60%, 1.10%, and 1.35% of average daily net assets for each share class. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.60%, 1.10%, and 1.35%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and Class P shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class P shares.   The Distributor is an affiliate of GFS. For the period ended March 31, 2013, the Distributor received $9,387 in underwriting commissions for sales of Class A shares, of which $1,240 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of an annual retainer of $20,000 to each Trustee who is not affiliated with the Trust or Advisor and reimburses Trustees for any reasonable expenses incurred attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Equinox Campbell Strategy Fund

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2013, Campbell & Co., Inc. held 85% of the outstanding voting shares of the Fund.

6.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013 the FASB issued ASU No. 2013-01, which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Equinox Campbell Strategy Fund

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Equinox Campbell Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Equinox Campbell Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12– 3/31/13	Annualized Expense Ratio
Class A	$1,000.00	$1,007.00	$1.19	1.60%
Class I	1,000.00	1,007.00	0.82	1.10%
Class P	1,000.00	1,008.00	1.00	1.35%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period+ 10/1/13 – 3/31/13	Annualized Expense Ratio
Class A	$1,000.00	$1,016.95	$8.05	1.60%
Class I	1,000.00	1,019.45	5.54	1.10%
Class P	1,000.00	1,018.20	6.79	1.35%

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (27) divided by the number of days in the fiscal year (365).

+ Hypothetical Expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182 and divided by 365 (to reflect the full half-year period).

Equinox Campbell Strategy Fund

SUPPLEMENTAL INFORMATION

March 31, 2013 (Unaudited)

At an in-person meeting held on November 16, 2012, the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (“Independent Trustees”) as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved an investment advisory agreement (the “Agreement”) between Equinox Fund Management, LLC (the “Adviser”) and the Trust, on behalf of the Equinox Campbell Strategy Fund (the “Fund”) (the “Agreement”).  In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) how the Adviser will manage the Fund including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information, (vi) the capitalization and financial condition of the Adviser, (vii) brokerage selection procedures, (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Fund, (xi) the Adviser’s internal program for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements, and (xii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Adviser also provided its Form ADV for the Trustees’ review and consideration. In addition, the Trustees also received and reviewed a copy of the proposed Agreement and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.  Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the Trustees of an investment company.  In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors and the conclusions that formed the basis for a Board’s approval of an investment advisory agreement.

Representatives of the Adviser attended the meeting in person and discussed the Adviser’s history, experience with managed futures funds, and the Fund’s investment strategy in connection with the proposed Agreement and answered questions from the Board.

Trustees reviewed performance information for similarly managed investment companies managed by the Adviser as compared to the Barclays BTOP50 Index, the proposed benchmark for the Fund, and other similarly managed investment companies with managed futures strategies not managed by the Adviser.

Equinox Campbell Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2013 (Unaudited)

The Trustees reviewed information provided by the Adviser regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of the services to the Fund, and any other ancillary benefit resulting from the Adviser’s relationship with a Fund.  The Trustees reviewed a comparison of proposed advisory fees and total expenses for the Fund and other comparable funds managed by the Adviser and by other investment advisers.  The Trustees considered that the proposed advisory fee and expense ratio for the Fund were in line with the other comparable funds managed by the Adviser and were lower than the comparable funds managed by other advisers.  The Trustees concluded that the proposed advisory fee and services to be provided by the Adviser are consistent with those of other advisers which managed mutual funds with investment objectives, strategies and policies to those of the Fund as measured by the information provided by the Adviser.

The Trustees reviewed the services to be provided to the Fund by the Adviser as compared to services provided by other advisers which manage mutual fund with investment objectives, strategies and policies similar to those of the Fund.  The Trustees’ evaluation of the services to be provided by the Adviser took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of the Adviser’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities.  The Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund were appropriate and consistent with the terms of the Agreement, including the proposed advisory fee, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund was likely to benefit from the provision of those services.  They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees then considered the costs of the services to be provided by the Adviser, the proposed compensation and expected benefits received by the Adviser in providing services to the Fund, as well as the Adviser’s anticipated profitability.  The Trustees were provided with the most recent financials for the Adviser and its subsidiaries for the year ended December 31, 2011.  The Trustees noted that the Adviser’s anticipated level of profitability is an important factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy, on-going concern generally and as investment adviser of the Fund specifically.  The Trustees concluded that the Adviser’s anticipated fees derived from its relationship with the Trust in light of the Fund’s total expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.  In so concluding, the Trustees noted that the Adviser has contractually agreed to waive the fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Fund’s wholly-owned subsidiary.  The Trustees also concluded that the overall expense ratio of the the Fund was reasonable, taking into account the projected growth and size of the Fund, the quality of services to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

Equinox Campbell Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2013 (Unaudited)

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders.  The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but that the fee structure did not currently include breakpoint reductions as asset levels increased.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by the Adviser. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement.

Rev. August 2011

PRIVACY NOTICE
FACTS		WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Equinox Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

6/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

6/6/13

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

6/6/13